UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
	 Suit 320
	 Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

	Jennifer R. Moix	Dayton, Ohio	February 5, 2001


Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $140,308


List of Other Included Managers:

No.	13F File Number		Name

                               Title of                               Investment Discretion       Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole   Share OtherMgrs     Sole   Share  None
---------------------------    -------- ---------  --------- -------- ----  ------ ---------     -----  ------ ------
AES Corp.                      Common   00130h105       2125    38370   x                         6640          31730
AOL Time Warner                Common   00184A105        551    15820   x                         6690           9130
American Express               Common   025816109        839    15270   x                         6600           8670
American Int'l. Group          Common   026874107       5464    55434   x                        19090          36344
Anheuser Busch                 Common   035229103        222     4880   x                          990           3890
Automatic Data Processing      Common   053015103        263     4150   x                          880           3270
BP Amoco PLC Sponsored ADR     Common   110889409        262     5479   x                            0           5479
Bank of America                Common   060505104       4860   105950   x                        35860          70090
Baxter International           Common   071813109       6277    71080   x                        25030          46050
Bellsouth Corp.                Common   079860102        213     5200   x                         1020           4180
Bristol Myers                  Common   110122108       6448    87203   x                        25400          61803
Cisco Systems                  Common   17275r102        551    14400   x                         5880           8520
Duke Energy                    Common   264399106       5273    61850   x                        20900          40950
EMC Corporation                Common   268648102        688    10340   x                         4410           5930
Eli Lilly                      Common   532457108       1923    20660   x                          650          20010
Exxon-Mobil                    Common   30231G102       5632    64784   x                        23215          41569
Firstar                        Common   33763V109       4889   210301   x                        63970         146331
General Electric               Common   369604103        455     9490   x                         1500           7990
GlaxoSmithKline                Common   37733w105       5251    93771   x                        31493          62278
Harley-Davidson                Common   412822108        214     5390   x                         1140           4250
Herman Miller                  Common   600544100       5342   185805   x                        68885         116920
Intel Corp.                    Common   458140100       1014    33730   x                        19200          14530
International Paper            Common   460146103       5756   141040   x                        47980          93060
J.P. Morgan Chase              Common   46625H100        273     1650   x                          330           1320
Johnson & Johnson              Common   478160104        331     3150   x                            0           3150
Jones Apparel                  Common   480074103       6146   190940   x                        65180         125760
KLA-Tencor                     Common   482480100       4527   134390   x                        45120          89270
Kroger                         Common   501044101       5851   216190   x                        82390         133800
Lafarge                        Common   505862102       1939    82070   x                        33160          48910
Lehman Brothers                Common   524908100       5565    82290   x                        28580          53710
Marsh & McLennan               Common   571748102        300     2560   x                          430           2130
Mellon Financial               Common   58551A108       5599   113830   x                        38960          74870
Motorola                       Common   620076109       3237   159860   x                        42090         117770
New York Times                 Common   650111107        205     5120   x                         1080           4040
Nokia Corp.                    Common   654902204        880    20230   x                         8840          11390
PPL Corp.                      Common   69351T106       4080    90300   x                        33040          57260
Pepsico                        Common   713448108        957    19310   x                         8480          10830
Pfizer                         Common   717081103        921    20020   x                         8710          11310
Phillips Petroleum             Common   718507106       4765    83780   x                        26640          57140
Procter & Gamble               Common   742718109        283     3610   x                          500           3110
SBC Communications             Common   78387G103       4708    98599   x                        29609          68990
Sara Lee Corp                  Common   803111103       4840   197040   x                        66970         130070
Schlumberger Ltd.              Common   806857108       2752    34430   x                         4830          29600
Sun Microsystems               Common   866810104       3200   114810   x                        46420          68390
Symantec                       Common   871503108       4086   122425   x                        35085          87340
USX Marathon Group             Common   902905827       4450   160370   x                        49290         111080
Univision Communications, Inc. Common   914906102        777    18980   x                        10720           8260
Verizon Communications         Common   92343v104       4703    93820   x                        25500          68320
Wells Fargo                    Common   949746101        219     3936   x                            0           3936
Fifth Third Bancorp            Common   316773100        203     3391   x                            0           3391